EXPLORATION AND EVALUATION ASSETS (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Jun. 30, 2017	May 31, 2016	May 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 19, 2016
Statement [Line Items]
Impairment charges				$ 0	$ 1,679
Reclamation and remediation provision				22,965	3,466
Current provision for decommissioning, restoration and rehabilitation costs				4,446	0
Capital commitments				1,987
Legacy Tailings [Member]
Statement [Line Items]
Reclamation and remediation provision	$ 9,502
Current provision for decommissioning, restoration and rehabilitation costs	4,757
Increase (decrease) through business combinations and disposals, reimbursement rights	9,502
Nyrstar N. V. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Payments for option agreement			$ 1,500
Contingent consideration arrangements and indemnification assets recognised as of acquisition date	$ 0
Description of arrangement for contingent consideration arrangements and indemnification assets	Under the earn-out, Nyrstar may receive 15% of the free cash flow generated by Coricancha during the five-year period after which the mine is cumulative free cash flow positive from June 30, 2017.
Closure bond	$ 9,737
Reclamation and remediation provision	23,767
Increase (decrease) through business combinations and disposals, reimbursement rights	11,168
Nyrstar N. V. [Member] | Top of range [Member]
Statement [Line Items]
Reclamation funds available	20,000
Outstanding fines or sanctions settled	$ 4,000			4,000
Coricancha Mining Complex [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Impairment charges		$ 1,679
Portion of consideration paid (received) consisting of cash and cash equivalents	$ 100
Contingent consideration arrangements and indemnification assets recognised as of acquisition date						$ 10,000
Reclamation and remediation provision				19,221	0
Current provision for decommissioning, restoration and rehabilitation costs				4,446	0
Total estimated cash flows, before inflation	$ 34,659			$ 34,061	$ 0
Expected settlement of obligations (years)	2017 to 2047			2018 – 2047
Weighted average risk-free rate (discount rate)	5.36%			4.80%	0.00%
Increase (decrease) through change in discount rate, reclamation and remediation provision				$ 1,342
Increase (decrease) through business combinations and disposals, reimbursement rights	$ 1,666
Coricancha Mining Complex [Member] | Guarantee [Member]
Statement [Line Items]
Capital commitments	$ 1,234